NOTE 7. RELATED PARTY TRANSACTION (Details Narrative) (Annual Report, USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Advances from Sole Member	$ 4,149	$ 1,569
Balance Owed to Sole Member	$ 7,431	$ 3,145